Pensions and Other Postretirement Benefits (Weighted-average Assumptions Used) (Details)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
To determine net periodic benefit cost (income)
Rate to determine current service cost	3.69%	2.88%
Rate to determine interest cost	2.83%	1.95%
Increase in discount rate				0.60%	(0.55%)
Pensions [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.15%			3.15%	2.55%	3.10%
Rate of compensation increase	2.75%			2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost				3.02%	3.20%	3.93%
Rate to determine interest cost				2.10%	2.86%	3.47%
Rate of compensation increase				2.75%	2.75%	2.75%
Expected return on plan assets				6.79%	7.00%	7.00%
Expected return on plan asset assumption to be used in future year (in hundredths)	7.00%	6.75%
Period in years over which realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized based on the companies election to use market related value				5 years
Increase in discount rate	0.25%
Other postretirement benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.06%			3.06%	2.53%	3.14%
Rate of compensation increase	2.75%			2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost				2.95%	3.35%	4.25%
Rate to determine interest cost				1.90%	2.84%	3.68%
Rate of compensation increase				2.75%	2.75%	2.75%
Forecast [Member] | Pensions [Member]
To determine net periodic benefit cost (income)
Expected return on plan asset assumption to be used in future year (in hundredths)			7.00%